Significant Accounting Policies (Details 1)	Dec. 31, 2018
Computers [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Annual depreciation rates	33.00%
Office furniture and equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Annual depreciation rates	7.00%
Leasehold improvements [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Annual depreciation rates	10.00%
Laboratory equipment [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Annual depreciation rates	15.00%
Laboratory equipment [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Annual depreciation rates	33.00%